UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Tactical Market Opportunities Fund

Portfolio of Investments	December 31, 2016 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 16.9%

	EXCHANGE-TRADED FUNDS – 4.0%

	Currency Funds – 2.4%

56,500	PowerShares DB US Dollar Index Bullish Fund, (3)				$1,494,990
	Total Currency Funds				1,494,990

	Fixed Income Funds – 1.6%

8,100	iShares® Barclays 20+ Year Treasury Bond Fund				964,953
	Total Fixed Income Funds				964,953
	Total Exchange-Traded Funds (cost $2,437,368)				2,459,943

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 12.9%

$1,500	U.S. Treasury Inflation Indexed Obligations, (5)	1.500%	8/15/26	Aaa	$1,377,360

6,600	U.S. Treasury Notes, (6)	1.750%	11/30/21	Aaa	6,544,204
$8,100	Total U.S. Government and Agency Obligations (cost $7,977,158)				7,921,564
	Total Long-Term Investments (cost $10,414,526)				10,381,507

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.7%

	Money Market Funds – 8.7%

5,337,900	First American Government Obligations Fund, Class X, (8)	0.467% (7)			$5,337,900
	Total Investments Purchased with Collateral from Securities Lending (cost $5,337,900)				5,337,900

Shares/Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 84.6%

	Money Market Funds – 63.4%

38,967,327	First American Treasury Obligations Fund, Class Z	0.389% (7)	N/A	N/A	$38,967,327

	U.S. Government and Agency Obligations – 21.2%

$13,000	U.S. Treasury Bills, (5)	0.000%	2/02/17	AAA	12,995,424
	Total Short-Term Investments (cost $51,961,342)				51,962,751
	Total Investments (cost $67,713,768) – 110.2%				67,682,158
	Other Assets Less Liabilities – (10.2)% (9)				(6,242,483)
	Net Assets – 100%				$61,439,675

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Nuveen Tactical Market Opportunities Fund (continued)

Portfolio of Investments	December 31, 2016 (Unaudited)

Investment in Derivatives as of December 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	Long	131	3/17	$9,188,936	$14,233	$54,120
British Pound	Long	5	3/17	386,188	2,625	(11,703)
E-mini Energy Select Sector	Short	(5)	3/17	(376,900)	1,900	2,989
E-mini Financial Select Sector	Short	(6)	3/17	(429,675)	(1,200)	7,112
Euro FX	Short	(3)	3/17	(396,525)	(1,988)	4,941
Euro-Bund	Short	(108)	3/17	(18,661,656)	51,159	(287,810)
Long Gilt	Short	(11)	3/17	(1,705,812)	542	(40,144)
Mini MSCI EAFE Index	Long	28	3/17	2,345,840	7,420	(14,760)
NASDAQ 100 E-Mini	Short	(17)	3/17	(1,653,760)	18,530	9,715
Russell 2000 Mini Index	Short	(203)	3/17	(13,772,535)	57,855	299,728
S&P 500 E-Mini	Short	(65)	3/17	(7,267,650)	28,925	59,496
S&P 500 E-Mini Consumer Discretionary Sector	Short	(28)	3/17	(2,299,080)	19,880	68,259
S&P 500 E-Mini Utilities Sector	Short	(56)	3/17	(2,738,960)	13,440	(61,171)
U.S. 10-Year Treasury Note	Long	67	3/17	8,326,844	23,031	(27,910)
U.S. Dollar Index	Long	3	3/17	306,858	(1,275)	3,857
				$(28,747,887)	$235,077	$66,719
*	The aggregate Notional Amount at Value of long and short positions is $20,554,666 and $(49,302,553), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$2,459,943	$—	$—	$2,459,943
U.S. Government and Agency Obligations	—	7,921,564	—	7,921,564
Investments Purchased with Collateral from Securities Lending	5,337,900	—	—	5,337,900
Short-Term Investments:
Money Market Funds	38,967,327	—	—	38,967,327
U.S. Government and Agency Obligations	—	12,995,424	—	12,995,424
Investments in Derivatives:
Futures Contracts*	66,719	—	—	66,719
Total	$46,831,889	$20,916,988	$—	$67,748,877
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing in recognizing certain gains and losses on investment transactions. To the extent that differences

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arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2016, the cost of investments (excluding investments in derivatives) was $67,408,998.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2016, were as follows:

Gross unrealized:
Appreciation	$435,053
Depreciation	(161,893)
Net unrealized appreciation (depreciation) of investments	$273,160

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; Fund has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,227,431.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

DB	Deutsche Bank

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations

S&P	Standard & Poor’s

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2017